Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	€ 5,979,168	€ 2,125,511
Tax and social security liabilities	705,912	365,061
Total Trade And Other Payables	€ 6,685,080	€ 2,490,572